                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1996



                               INVESTMENT/LIFE(R)
                          VAN KAMPEN AMERICAN CAPITAL/
                       NATIONWIDE LIFE INSURANCE COMPANY

                                NATIONWIDE LOGO

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                     PHOTO


                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide VLI Separate Account.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.



                          JOSEPH J. GASPER
                          ---------------------------
                          Joseph J. Gasper, President

                        NATIONWIDE VLI SEPARATE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1996

ASSETS:

   Investments in Van Kampen American Capital Life
      Investment Trust, at market value:

      Asset Allocation Fund
         2,155,022 shares (cost $24,422,269)                  $ 24,459,498

      Domestic Income Fund
         333,174 shares (cost $2,688,144)                        2,668,722

      Emerging Growth Fund
         119,694 shares (cost $1,613,469)                        1,635,017

      Enterprise Fund
         1,816,594 shares (cost $25,629,353)                    29,537,819

      Global Equity Fund
         86,385 shares (cost $962,884)                           1,007,252

      Government Fund
         5,762,429 shares (cost $50,750,069)                    49,902,635

      Money Market Fund
         9,135,631 shares (cost $9,135,631)                      9,135,631

      Real Estate Securities Fund
         13,353 shares (cost $168,204)                             197,360
                                                             -------------
      Total assets                                             118,543,934

ACCOUNTS PAYABLE                                                    43,083
                                                             -------------
CONTRACT OWNER'S EQUITY                                      $ 118,500,851
                                                             =============

Contract owners' equity represented by:                                  UNITS        UNIT VALUE
                                                                         -----        ----------
   Single Premium contracts issued prior to April 16, 1990
   (policy years 1 through 10):
      Asset Allocation Fund (formerly Multiple Strategy)                744,990      $ 24.272482     $ 18,082,756
      Domestic Income Fund                                               86,684        18.211426        1,578,639
      Emerging Growth Fund                                               69,012        13.467256          929,402
      Enterprise Fund (formerly Common Stock)                           700,997        27.810473       19,495,058
      Global Equity Fund                                                 33,541        11.864328          397,941
      Government Fund                                                 1,655,527        19.185493       31,762,102
      Money Market Fund                                                 400,870        16.307639        6,537,243
      Real Estate Securities Fund                                        10,042        15.011508          150,746

   Single Premium contracts issued prior to April 16, 1990
   (policy year 11 and thereafter):
      Asset Allocation Fund (formerly Multiple Strategy)                251,360        24.345677        6,119,529
      Domestic Income Fund                                               51,343        18.266338          937,849
      Emerging Growth Fund                                               32,856        13.507925          443,816
      Enterprise Fund (formerly Common Stock)                           351,513        27.894373        9,805,235
      Global Equity Fund                                                 50,767        11.900110          604,133
      Government Fund                                                   939,781        19.243796       18,084,954
      Money Market Fund                                                 158,361        16.356824        2,590,283
      Real Estate Securities Fund                                         3,093        15.056707           46,570

   Single Premium contracts issued on or after April 16, 1990:
      Asset Allocation Fund (formerly Multiple Strategy)                  5,452        20.858239          113,719
      Domestic Income Fund                                                8,374        18.004549          150,770
      Emerging Growth Fund                                               19,492        13.396950          261,133
      Enterprise Fund (formerly Common Stock)                             2,431        26.183349           63,652
      Global Equity Fund                                                    342        11.802380            4,036
      Government Fund                                                     2,775        14.546815           40,367
      Money Market Fund                                                     122        12.061110            1,471

   Multiple Premium Contracts and Flexible Premium Contracts:
      Asset Allocation Fund (formerly Multiple Strategy)                  7,384        18.790954          138,752
      Enterprise Fund (formerly Common Stock)                             7,157        22.452797          160,695
                                                                      =========        =========    -------------
                                                                                                    $ 118,500,851
                                                                                                    =============

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996              1995              1994
                                                                      ----              ----              ----
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends                          $ 11,026,808        11,096,149        9,791,294
   Mortality and expense charges (note 3)                            (1,030,085)       (1,124,778)      (1,135,456)
                                                                   ------------       -----------      -----------
      Net investment activity                                         9,996,723         9,971,371        8,655,838
                                                                   ------------       -----------      -----------

   Proceeds from mutual fund shares sold                             24,568,211        23,835,749       22,040,399
   Cost of mutual fund shares sold                                  (22,544,406)      (21,777,460)     (20,667,556)
                                                                   ------------       -----------      -----------
      Realized gain (loss) on investments                             2,023,805         2,058,289        1,372,843
   Change in unrealized gain (loss) on investments                   (1,839,618)       11,069,519      (15,672,902)
                                                                   ------------       -----------      -----------
      Net gain (loss) on investments                                    184,187        13,127,808      (14,300,059)
                                                                   ------------       -----------      -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations                         10,180,910        23,099,179       (5,644,221)
                                                                   ------------       -----------      -----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners                       54,433            39,639           25,229
   Surrenders (note 2d)                                             (13,731,809)      (11,745,567)      (9,547,706)
   Death Benefits (note 4)                                           (1,201,226)       (1,552,445)      (1,196,526)
   Policy loans (net of repayments) (note 5)                          3,043,009           833,405        1,817,775
   Deductions for surrender charges (note 2d)                           (16,455)         (193,286)        (377,936)
   Redemptions to pay cost of insurance charges
      and administrative charges (notes 2b and 2c)                   (1,530,522)       (1,770,626)      (2,043,874)
                                                                   ------------       -----------      -----------
         Net equity transactions                                    (13,382,570)      (14,388,880)     (11,323,038)
                                                                   ------------       -----------      -----------


Net change in contract owners' equity                                (3,201,660)        8,710,299      (16,967,259)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                         121,702,511       112,992,212      129,959,471
                                                                   ------------       -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                             $ 118,500,851       121,702,511      112,992,212
                                                                   ============       ===========      ===========


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1996, 1995 AND 1994

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
            Van Kampen American Capital LIT-Asset Allocation Fund
              (formerly Multiple Strategy)
            Van Kampen American Capital LIT-Domestic Income Fund
              (formerly Corporate Bond)
            Van Kampen American Capital LIT-Emerging Growth Fund
            Van Kampen American Capital LIT-Enterprise Fund
              (formerly Common Stock Fund)
            Van Kampen American Capital LIT-Global Equity Fund
            Van Kampen American Capital LIT-Government Fund
            Van Kampen American Capital LIT-Money Market Fund
            Van Kampen American Capital LIT-Real Estate Securities Fund

         At December 31, 1996, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented in the following format:

         o    Beginning unit value - Jan. 1

         o    Reinvested dividends and capital gains
              (This amount reflects the increase in the unit value due to dividend and capital gain distributions from the underlying mutual funds.)

         o    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         o    Asset charges
              (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

         o    Ending unit value - Dec. 31

         o    Percentage increase (decrease) in unit value.

                                                                      SCHEDULE I

                        NATIONWIDE VLI SEPARATE ACCOUNT
            SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990
                          (POLICY YEARS 1 THROUGH 10)
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)

                                       ASSET           DOMESTIC          EMERGING
                                    ALLOCATION          INCOME            GROWTH         ENTERPRISE
                                       FUND              FUND              FUND             FUND
                                     ---------         ---------         ---------        ---------
1996
   Beginning unit value - Jan. 1     $21.519909        17.235188        11.655608         22.498859
----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     3.456144         1.551321          .000000          3.050863
----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.488445)        (.410339)        1.935098          2.501932
----------------------------------------------------------------------------------------------------
   Asset charges                       (.215126)        (.164744)        (.123450)         (.241181)
----------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31       $24.272482        18.211426        13.467256         27.810473
----------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      13%               6%              16%               24%
====================================================================================================

1995
   Beginning unit value - Jan. 1     $16.538427        14.336077        10.000000         16.580891
----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     2.418600         1.359225          .000000          3.004553
----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              2.744315         1.690878         1.707069          3.100329
----------------------------------------------------------------------------------------------------
   Asset charges                       (.181433)        (.150992)        (.051461)         (.186914)
----------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31       $21.519909        17.235188        11.655608         22.498859
----------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      30%              20%            17%(b)              36%
====================================================================================================

1994
   Beginning unit value - Jan. 1    $17.329774        15.127964               **          17.325425
----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    1.995739         1.490981                            1.976086
----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (2.627910)       (2.144766)                          (2.559308)
----------------------------------------------------------------------------------------------------
   Asset charges                      (.159176)        (.138102)                           (.161312)
----------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $16.538427        14.336077                           16.580891
----------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                    (5)%             (5)%                                (4)%
====================================================================================================


                                           GLOBAL                              MONEY         REAL ESTATE
                                           EQUITY         GOVERNMENT          MARKET         SECURITIES
                                            FUND             FUND              FUND             FUND
                                           -------        ----------          -------         ---------
1996
   Beginning unit value - Jan. 1          10.262083        18.968390         15.695093        10.784280
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .358540         1.225305           .764922          .288822
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  1.350014         (.828963)          .000000         4.051625
--------------------------------------------------------------------------------------------------------
   Asset charges                           (.106309)        (.179239)         (.152376)        (.113219)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            11.864328        19.185493         16.307639        15.011508
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                          16%               1%                4%              39%
========================================================================================================

1995
   Beginning unit value - Jan. 1          10.000000        16.344365         15.022875        10.000000
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .000000         1.217414           .817690          .092106
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   .309271         1.576618           .000000          .740132
--------------------------------------------------------------------------------------------------------
   Asset charges                           (.047188)        (.170007)         (.145472)        (.047958)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            10.262083        18.968390         15.695093        10.784280
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                         3%(b)             16%                4%             8%(b)
========================================================================================================

1994
   Beginning unit value - Jan. 1                **         17.301801         14.623465               **
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                          1.062855           .539516
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                  (1.862740)          .000000
--------------------------------------------------------------------------------------------------------
   Asset charges                                            (.157551)         (.140106)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             16.344365         15.022875
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                                          (6)%                3%
========================================================================================================

  *An annualized rate of return cannot be determined as:

      (a)         Asset charges do not include the policy charges discussed in note 2; and

      (b) This investment option was not utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                        NATIONWIDE VLI SEPARATE ACCOUNT
            SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990
                        (POLICY YEARS 11 AND THEREAFTER)
                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996
          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)

                                       ASSET           DOMESTIC          EMERGING
                                    ALLOCATION          INCOME            GROWTH         ENTERPRISE
                                       FUND              FUND              FUND             FUND
                                     ---------         ---------         ---------        ---------
1996
   Beginning unit value - Jan. 1     $21.519909        17.235188        11.655608         22.498859
----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     3.464578         1.555582          .000000          3.057101
----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.492537)        (.411984)        1.935344          2.501147
----------------------------------------------------------------------------------------------------
   Asset charges                       (.146273)        (.112448)        (.083027)         (.162734)
----------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31       $24.345677        18.266338        13.507925         27.894373
----------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         13%               6%              16%               24%
====================================================================================================


                                     GLOBAL                              MONEY         REAL ESTATE
                                     EQUITY         GOVERNMENT          MARKET         SECURITIES
                                      FUND             FUND              FUND             FUND
                                     -------        ----------          -------         ---------
1996
   Beginning unit value - Jan. 1    10.262083        18.968390         15.695093        10.784280
--------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .359541         1.226436           .765692          .289605
--------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.350463         (.828621)          .000000         4.058907
--------------------------------------------------------------------------------------------------
   Asset charges                     (.071977)        (.122409)         (.103961)        (.076085)
--------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      11.900110        19.243796         16.356824        15.056707
--------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       16%               1%                4%              40%
==================================================================================================

  *An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

                        NATIONWIDE VLI SEPARATE ACCOUNT
           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)

                                      ASSET        DOMESTIC      EMERGING                       GLOBAL                      MONEY
                                   ALLOCATION       INCOME        GROWTH       ENTERPRISE       EQUITY     GOVERNMENT      MARKET
                                      FUND           FUND          FUND           FUND           FUND         FUND          FUND
                                    ---------      ---------     ---------      ---------      --------    ----------      ------
1996***
   Beginning unit value - Jan. 1    $18.558022     17.099466     11.635640      21.257132      10.244489   14.433482      11.648994
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    2.971435      1.534027       .000000       2.874772        .356729     .930855        .566598
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             (.417798)     (.405672)     1.929643       2.362697       1.346140    (.630892)       .000000
-----------------------------------------------------------------------------------------------------------------------------------
   Asset charges                      (.253420)     (.223272)     (.168333)      (.311252)      (.144978)   (.186630)      (.154482)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $20.858239     18.004549     13.396950      26.183349      11.802380   14.546815      12.061110
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       12%             5%           15%           23%             15%          1%             4%
===================================================================================================================================

1995***
   Beginning unit value - Jan. 1    $14.311997     14.272889          **        15.720497           **     12.480782      11.189053
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    2.086061      1.348751                     2.839638                    .928076        .607952
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             2.374431      1.683177                     2.939071                   1.202259        .000000
-----------------------------------------------------------------------------------------------------------------------------------
   Asset charges                      (.214467)     (.205351)                    (.242074)                  (.177635)      (.148011)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $18.558022     17.099466                    21.257132                  14.433482      11.648994
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       30%            20%                         35%                         16%             4%
===================================================================================================================================

1994***
   Beginning unit value - Jan. 1    $15.049256     15.113958          **        16.483852           **     13.258615      10.929642
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    1.727365      1.484668                     1.874048                    .813111        .402452
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (2.275800)    (2.137258)                   (2.427739)                 (1.425714)       .000000
-----------------------------------------------------------------------------------------------------------------------------------
   Asset charges                      (.188824)     (.188479)                    (.209664)                  (.165230)      (.143041)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $14.311997     14.272889                    15.720497                  12.480782      11.189053
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                      (5)%           (6)%                         (5)%                       (6)%             2%
===================================================================================================================================

  * An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

 ** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)

                                          ASSET
                                       ALLOCATION                ENTERPRISE
                                          FUND                      FUND
                                        ---------                 ---------
1996**
   Beginning unit value - Jan. 1       $16.634918                 18.137100
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                       2.675077                  2.462233
----------------------------------------------------------------------------
   Unrealized gain (loss)                (.378897)                 2.017312
----------------------------------------------------------------------------
   Asset charges                         (.140144)                 (.163848)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31         $18.790954                 22.452797
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          13%                       24%
============================================================================

1995**
   Beginning unit value - Jan. 1       $12.765144                 13.346462
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                       1.869449                  2.421740
----------------------------------------------------------------------------
   Unrealized gain (loss)                2.118344                  2.495698
----------------------------------------------------------------------------
   Asset charges                         (.118019)                 (.126800)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31         $16.634918                 18.137100
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          30%                       36%
============================================================================

1994**
   Beginning unit value - Jan. 1       $13.355954                 13.924920
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                       1.540293                  1.590429
----------------------------------------------------------------------------
   Unrealized gain (loss)               (2.027726)                (2.059623)
----------------------------------------------------------------------------
   Asset charges                         (.103377)                 (.109264)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31         $12.765144                 13.346462
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          (4)%                      (4)%
============================================================================

 * An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** No other investment options were being utilized.

See note 6.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

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                                       15

                                                                                       --------------
NATIONWIDE LIFE INSURANCE COMPANY                                                         Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                           U.S. Postage
                                                                                            PAID
                                                                                       Columbus, Ohio
                                                                                       Permit No. 521
                                                                                       --------------






Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company